UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2014

Date of reporting period: December 31, 2013

Item 1.	Reports to Stockholders.

December 31, 2013

SEMI-ANNUAL REPORT

New Covenant Funds

† New Covenant Growth Fund

† New Covenant Income Fund

† New Covenant Balanced Growth Fund

† New Covenant Balanced Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Argentina — 0.2%
MercadoLibre	7,432	$801

Australia — 0.4%
Brambles	89,386	732
Cochlear	10,089	532
Recall Holdings*	0	0
Woolworths	20,077	608

		1,872

Brazil — 0.3%
Embraer ADR	24,173	778
Itau Unibanco Holding ADR	26,677	362

		1,140

Canada — 1.4%
Canadian Pacific Railway	22,462	3,399
Catamaran*	1,804	86
Cenovus Energy	14,102	404
Fairfax Financial Holdings	2,846	1,136
Ritchie Bros Auctioneers	23,399	536
Thomson Reuters	3,958	150
Westport Innovations*	11,830	231

		5,942

China — 0.5%
Baidu ADR*	6,068	1,079
Sun Art Retail Group	231,500	327
Want Want China Holdings	446,000	644

		2,050

Denmark — 1.0%
DSV (A)	28,027	922
Novo Nordisk ADR	8,025	1,483
Novo Nordisk, B Shares	4,575	840
Novozymes, B Shares (A)	19,317	817

		4,062

Description	Shares	Market Value ($ Thousands)

Finland — 0.8%
Kone, Cl B (A)	36,928	$1,668
Nokia ADR*	64,480	523
Sampo, Cl A (A)	23,348	1,150

		3,341

France — 1.1%
Edenred	20,848	699
Essilor International	8,564	912
Lafarge	10,648	799
Sanofi ADR	41,956	2,250

		4,660

Germany — 1.9%
Brenntag (A)	4,412	820
Continental (A)	5,018	1,104
Deutsche Boerse (A)	16,999	1,411
SAP (A)	9,914	861
SAP ADR	27,455	2,393
SKY Deutschland*(A)	110,734	1,226

		7,815

Hong Kong — 0.9%
China Mobile	67,000	695
China Mobile ADR	24,566	1,284
Hang Seng Bank	39,600	642
Hong Kong Exchanges and Clearing	65,600	1,094

		3,715

Ireland — 2.3%
Accenture, Cl A	781	64
Covidien	521	35
CRH	27,060	683
Eaton	2,465	188
Experian	58,403	1,078
Mallinckrodt*	65	3
Perrigo	17,034	2,614
Ryanair Holdings ADR*	19,932	935
Seagate Technology	33,472	1,880
Shire ADR	15,121	2,137

		9,617

Israel — 0.2%
Check Point Software Technologies*	15,549	1,003

Japan — 2.6%
FANUC (A)	4,600	845
Fast Retailing (A)	2,400	993
Japan Exchange Group (A)	31,300	891
Rakuten (A)	79,200	1,184
Shimano (A)	6,800	585
SMC (A)	4,000	1,011

New Covenant Funds / Semi-Annual Report / December 31, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Tokyo Electron (A)	8,400	$464
Toyota Motor ADR	25,333	3,089
Toyota Tsusho (A)	32,900	817
Trend Micro*(A)	20,500	720

		10,599

Netherlands — 0.5%
Chicago Bridge & Iron	509	42
James Hardie Industries	72,273	837
QIAGEN*	1,417	34
Unilever	25,512	1,029

		1,942

Norway — 0.3%
Aker Solutions (A)	36,344	650
Seadrill (A)	10,439	428

		1,078

Portugal — 0.1%
Galp Energia, Cl B	24,181	397

Russia — 0.4%
Magnit GDR	16,572	1,097
Sberbank of Russia ADR	46,618	586

		1,683

Singapore — 0.3%
United Overseas Bank	68,552	1,153

South Africa — 0.6%
Massmart Holdings	29,394	365
Naspers, N Shares	18,801	1,967

		2,332

South Korea — 1.1%
Hyundai Mobis (A)	1,788	498
NAVER (A)	1,211	835
Samsung Electronics GDR	3,650	2,383
SK Telecom (A)	3,218	704

		4,420

Spain — 0.3%
Inditex	7,859	1,297

Sweden — 1.0%
Allied World Assurance Holdings	34	4
Atlas Copco, B Shares (A)	58,272	1,483
Svenska Handelsbanken, A Shares (A)	37,873	1,865
Volvo, B Shares (A)	44,227	583

		3,935

Description	Shares	Market Value ($ Thousands)

Switzerland — 1.5%
Nestle (A)	29,193	$2,146
Novartis ADR	12,970	1,043
Pentair	40,041	3,110

		6,299

Taiwan — 0.6%
Hon Hai Precision Industry GDR	93,358	497
Taiwan Semiconductor Manufacturing ADR	108,193	1,887

		2,384

Turkey — 0.2%
BIM Birlesik Magazalar	29,202	590
Turkiye Garanti Bankasi ADR	123,460	396

		986

United Kingdom — 5.0%
Amlin	121,563	924
Antofagasta	39,786	543
Aon	440	37
ARM Holdings	97,000	1,766
BG Group	34,125	733
BHP Billiton	20,018	620
BP ADR	86,592	4,209
Burberry Group	16,285	409
Capita	60,879	1,047
GlaxoSmithKline ADR	25,136	1,342
Hargreaves Lansdown	30,885	693
Liberty Global, Cl A*	93	8
Petrofac	25,000	507
Premier Farnell	124,129	456
Prudential	58,900	1,307
Rio Tinto	30,521	1,723
Rolls-Royce Holdings	42,700	902
St. James’s Place	52,499	633
Standard Chartered	29,964	675
Tullow Oil	61,000	864
Wolseley	20,356	1,155

		20,553

United States — 72.6%
Consumer Discretionary — 14.0%
Amazon.com*	3,156	1,259
Cablevision Systems, Cl A	5,421	97
CBS, Cl B	38,044	2,425
Chipotle Mexican Grill, Cl A*	3,057	1,629
Coach	42,348	2,377
Comcast, Cl A	62,970	3,272
Delphi Automotive	2,133	128
Dillard’s, Cl A	9,487	922
DIRECTV*	1,202	83
Expedia	662	46

2	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Shares	Market Value ($ Thousands)
Ford Motor	4,525	$70
Gannett	313	9
General Motors*	95,525	3,904
Gentex	172	6
Genuine Parts	256	21
Harley-Davidson	39,010	2,701
Harman International Industries	15,205	1,244
Home Depot	23,561	1,940
Jarden*	3,272	201
Johnson Controls	606	31
L Brands	8,519	527
Lennar, Cl A	1,057	42
Liberty Interactive, Cl A*	1,140	33
Liberty Media*	249	37
Lowe’s	61,480	3,046
Macy’s	19	1
Marriott International, Cl A	213	10
Mattel	2,653	126
McDonald’s	2,429	236
McGraw Hill Financial	2,414	189
Michael Kors Holdings*	492	40
Mohawk Industries*	490	73
News*	1,689	30
NIKE, Cl B	45,813	3,603
Nordstrom	42,044	2,598
Panera Bread, Cl A*	60	11
Polaris Industries	76	11
priceline.com*	60	70
PulteGroup	443	9
Ralph Lauren, Cl A	10,644	1,879
Ross Stores	363	27
Signet Jewelers	454	36
Starbucks	31,986	2,507
Starwood Hotels & Resorts Worldwide	29,325	2,330
Target	564	36
Tiffany	17,077	1,584
Time Warner	1,084	76
Time Warner Cable	16,169	2,191
TJX	41,688	2,657
Tupperware Brands	1,523	144
Twenty-First Century Fox	72,975	2,525
Walt Disney	66,242	5,061
Yum! Brands	57,827	4,372

		58,482

Consumer Staples — 6.7%
Archer-Daniels-Midland	3,910	170
Avon Products	6,123	105
Bunge	1,900	156
Church & Dwight	2,343	155
Clorox	1,706	158
Coca-Cola	3,320	137
Coca-Cola Enterprises	3,360	148
Colgate-Palmolive	47,954	3,127

Description	Shares	Market Value ($ Thousands)
ConAgra Foods	4,128	$139
Costco Wholesale	31,369	3,733
CVS Caremark	40,743	2,916
Dean Foods	3,424	59
Dr. Pepper Snapple Group	2,621	128
Energizer Holdings	1,290	140
Estee Lauder, Cl A	36,216	2,728
Flowers Foods	5,820	125
Fresh Market*	2,766	112
General Mills	3,656	182
Hershey	1,759	171
Hillshire Brands	4,379	146
Hormel Foods	3,334	151
Ingredion	2,197	150
JM Smucker	1,311	136
Kellogg	2,537	155
Kimberly-Clark	1,854	194
Kraft Foods Group	3,280	177
Kroger	33,341	1,318
McCormick	1,682	116
Mead Johnson Nutrition, Cl A	14,965	1,253
Mondelez International, Cl A	78,570	2,774
Monster Beverage*	2,325	158
Nu Skin Enterprises, Cl A	1,443	200
PepsiCo	1,910	158
Pricesmart*	4,876	563
Procter & Gamble	4,469	364
Safeway	4,969	162
Sprouts Farmers Market*	2,191	84
Sysco	4,724	171
Tyson Foods, Cl A	5,401	181
Wal-Mart Stores	24,240	1,907
WhiteWave Foods, Cl A*	8,038	184
Whole Foods Market	40,547	2,345

		27,636

Energy — 5.6%
Anadarko Petroleum	2,042	162
Apache	22,914	1,969
Cameron International*	235	14
Chevron	14,960	1,869
ConocoPhillips	1,362	96
EOG Resources	1,217	204
Exxon Mobil	5,701	577
Halliburton	43,785	2,222
Hess	23,346	1,938
Kinder Morgan	853	31
National Oilwell Varco	57,455	4,569
Noble Energy	25,775	1,756
Occidental Petroleum	17,942	1,706
Phillips 66	35,794	2,761
Schlumberger	33,647	3,032
Spectra Energy	845	30
Williams	764	29

		22,965

New Covenant Funds / Semi-Annual Report / December 31, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Financials — 11.3%
ACE	8,797	$911
American Express	31,917	2,896
American International Group	64,344	3,285
Ameriprise Financial	295	34
Arch Capital Group*	558	33
Ares Capital	1,378	25
Axis Capital Holdings	3,078	147
Bank of America	384,706	5,990
Bank of New York Mellon	1,615	56
BB&T	906	34
Berkshire Hathaway, Cl B*	20,514	2,432
BlackRock, Cl A	504	160
Blackstone Group LP	39,156	1,233
Boston Properties‡	97	10
Capital One Financial	2,466	189
Charles Schwab	28,975	753
Chubb	1,345	130
Citigroup	108,557	5,657
Credicorp	5,555	737
Discover Financial Services	435	24
Equity Residential‡	2,092	108
Erie Indemnity, Cl A	25	2
Everest Re Group	226	35
Fidelity National Financial, Cl A	247	8
Forest City Enterprises, Cl A*	179	3
General Growth Properties‡	246	5
Goldman Sachs Group	673	119
Hartford Financial Services Group	32,563	1,180
Hatteras Financial‡	49,635	811
HCP‡	2,081	76
JPMorgan Chase	80,391	4,701
KKR LP	46,251	1,126
Leucadia National	4,980	141
Lincoln National	25,496	1,316
Loews	544	26
Marsh & McLennan	713	35
MetLife	77,214	4,163
Morgan Stanley	1,152	36
Northern Trust	204	13
PartnerRe	316	33
Plum Creek Timber‡	149	7
PNC Financial Services Group	684	53
ProLogis‡	596	22
Prudential Financial	632	58
Simon Property Group‡	1,047	159
SLM	686	18
State Street	41,887	3,074
SunTrust Banks	23,124	851
Two Harbors Investment‡	79,075	734
US Bancorp	2,716	110
Vornado Realty Trust‡	1,113	99
Wells Fargo	52,360	2,377
White Mountains Insurance Group	41	25

		46,260

Description	Shares	Market Value ($ Thousands)
Health Care — 7.8%
Abbott Laboratories	1,908	$73
AbbVie	1,789	94
Alexion Pharmaceuticals*	11,051	1,470
Amgen	12,608	1,439
Baxter International	881	61
Biogen Idec*	9,100	2,546
Bristol-Myers Squibb	43,642	2,320
Celgene*	9,180	1,551
Cerner*	41,664	2,322
DENTSPLY International	183	9
Eli Lilly	1,831	93
Express Scripts Holding*	37,207	2,614
Gilead Sciences*	21,614	1,624
HCA Holdings*	1,295	62
Humana	13,765	1,421
IDEXX Laboratories*	9,160	975
Intuitive Surgical*	44	17
Johnson & Johnson	30,133	2,760
Life Technologies*	232	18
Medtronic	561	32
Merck	70,367	3,522
Mettler-Toledo International*	42	10
Mylan*	480	21
Pfizer	144,875	4,438
Regeneron Pharmaceuticals*	2,967	817
Thermo Fisher Scientific	1,016	113
UnitedHealth Group	1,054	79
WellPoint	15,609	1,442

		31,943

Industrials — 6.2%
3M	1,695	238
ADT	195	8
American Airlines Group*	46,443	1,173
AMETEK	314	17
Armstrong World Industries*	462	26
BE Aerospace*	1,593	139
Caterpillar	22,954	2,084
Cintas	551	33
Copa Holdings, Cl A	869	139
CSX	1,434	41
Cummins	21,396	3,016
Danaher	2,292	177
Deere	1,846	169
Delta Air Lines	105,451	2,897
Dover	243	24
Fastenal	47,252	2,245
FedEx	224	32
General Electric	74,601	2,091
Hertz Global Holdings*	38,938	1,114
Honeywell International	2,483	227
IHS, Cl A*	64	8
Joy Global	22,993	1,345
Kansas City Southern	17,900	2,217

4	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Shares	Market Value ($ Thousands)
Masco	4,598	$105
Nielsen Holdings	32,499	1,491
Norfolk Southern	429	40
PACCAR	497	29
Pall	29,917	2,553
Parker Hannifin	1,607	207
Precision Castparts	869	234
Republic Services, Cl A	692	23
Southwest Airlines	2,246	42
Stanley Black & Decker	1,500	121
Toro	1,239	79
Towers Watson, Cl A	74	10
TransDigm Group*	918	148
Triumph Group	119	9
Union Pacific	731	123
United Continental Holdings*	1,868	71
United Parcel Service, Cl B	2,448	257
United Technologies	2,323	264
URS	102	5
Waste Management	3,917	175
Xylem	232	8

		25,454

Information Technology — 15.5%
Activision Blizzard	112,793	2,011
Adobe Systems*	83,163	4,980
Alliance Data Systems*	67	18
Amphenol, Cl A	366	33
Analog Devices	326	17
ANSYS*	120	10
Apple	9,203	5,164
Applied Materials	242,902	4,297
Automatic Data Processing	37,156	3,002
Broadcom, Cl A	697	21
CA	799	27
Cisco Systems	120,924	2,715
Citrix Systems*	245	15
Cognizant Technology Solutions, Cl A*	248	25
Corning	2,041	36
Cree*	139	9
eBay*	114,110	6,263
EMC	107,861	2,713
F5 Networks*	10,059	914
Facebook, Cl A*	37,436	2,046
Freescale Semiconductor*	6,600	106
Gartner*	127	9
Genpact*	1,342	25
Google, Cl A*	3,385	3,794
Hewlett-Packard	2,215	62
Intel	11,456	297
International Business Machines	915	172
Intuit	314	24
Juniper Networks*	693	16
LinkedIn, Cl A*	9,052	1,963
Marvell Technology Group	1,401	20

Description	Shares	Market Value ($ Thousands)
Mastercard, Cl A	3,401	$2,841
Maxim Integrated Products	2,676	75
Microchip Technology	234	10
MICROS Systems*	105	6
Microsoft	47,977	1,796
Motorola Solutions	2,038	137
NetApp	456	19
Oracle	70,547	2,699
Paychex	615	28
QUALCOMM	76,816	5,704
Red Hat*	213	12
Salesforce.com*	27,449	1,515
SanDisk	310	22
Skyworks Solutions*	246	7
Solera Holdings	92	7
Symantec	982	23
Teradata*	22,024	1,002
Texas Instruments	49,839	2,188
Total System Services	458	15
Trimble Navigation*	3,253	113
VeriSign*	857	51
Visa, Cl A	17,061	3,799
Western Digital	13,820	1,159
Yahoo!*	1,578	64
Zebra Technologies, Cl A*	1,845	100

		64,196

Materials — 3.9%
Air Products & Chemicals	274	31
Ball	3,167	164
Crown Holdings*	2,386	106
Dow Chemical	89,128	3,957
Ecolab	25,766	2,686
International Paper	1,686	83
LyondellBasell Industries, Cl A	16,269	1,306
MeadWestvaco	694	26
Monsanto	26,838	3,128
Packaging Corp of America	50	3
PPG Industries	5,394	1,023
Praxair	17,611	2,290
Reliance Steel & Aluminum	16,023	1,215
Sherwin-Williams	97	18
Sonoco Products	320	13
Southern Copper	699	20
Vulcan Materials	947	56

		16,125

Telecommunication Services — 1.4%
AT&T	80,561	2,833
CenturyLink	554	18
Crown Castle International	32,955	2,420
Verizon Communications	5,444	267
Windstream Holdings	1,862	15

		5,553

New Covenant Funds / Semi-Annual Report / December 31, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Concluded)

December 31, 2013

Description	Shares/Face Amount ($ Thousands) (1)		Market Value ($ Thousands)
Utilities — 0.2%
Dominion Resources		2,840	$184
Duke Energy		2,553	176
Entergy		232	15
Exelon		3,536	97
FirstEnergy		225	7
NextEra Energy		541	46
Northeast Utilities		406	17
PG&E		1,643	66
Southern		3,498	144
Xcel Energy		243	7

			759

			299,373

Total Common Stock (Cost $312,917) ($ Thousands)			404,449

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.024%, 02/06/2014 (B)(C)		901	901

Total U.S. Treasury Obligation (Cost $901) ($ Thousands)			901

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†**		3,687,137	3,687

Total Cash Equivalent (Cost $3,687) ($ Thousands)			3,687

TIME DEPOSITS — 0.7%
Brown Brothers Harriman
0.207%, 01/02/2014	CAD	3	2
0.030%, 01/02/2014		3,000	3,000

Total Time Deposits (Cost $3,002) ($ Thousands)			3,002

Total Investments — 99.9% (Cost $320,507) ($ Thousands)			$412,039

The open futures contracts held by the Fund at December 31, 2013 are as follows:

Type of Contract	Number Of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	7	Mar-2014	$15
FTSE 100 Index	2	Mar-2014	8
S&P 500 Index EMINI	40	Mar-2014	123
S&P TSE 60 Index	1	Mar-2014	5
SPI 200 Index	1	Mar-2014	5
Topix Index	2	Mar-2014	16

			$172

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

The futures contracts are considered to have equity risk associated with them.

Percentages are based on a Net Assets of $412,486 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security (see Note 3).

‡	Real Estate Investment Trust

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2013 was $26,681 ($ Thousands) and represented 6.5% of Net Assets.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

LP — Limited Partnership

S&P — Standard & Poor’s

SPI — Share Price Index

Topix — Tokyo Stock Price Index

TSE — Toronto Stock Exchange

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$377,768	$26,681	$—	$404,449
U.S. Treasury Obligation	—	901	—	901
Cash Equivalent	3,687	—	—	3,687
Time Deposits	3,002	—	—	3,002

Total Investments in Securities	$384,457	$27,582	$—	$412,039

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$172	$—	$—	$172

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when the foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2013, there were no trasfers between Level 2 and Level 3 assets and liabilites.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	New Covenant Funds / Semi-Annual Report / December 31, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 43.2%

Agency Mortgage-Backed Obligations — 35.2%
FHLMC
6.500%, 12/01/2043	$193	$215
5.500%, 12/01/2036	227	248
5.500%, 08/01/2038	178	194
5.500%, 11/01/2038	141	153
5.500%, 12/01/2038	815	891
5.000%, 12/01/2020	422	447
5.000%, 05/01/2022	187	202
5.000%, 04/01/2024	178	192
5.000%, 08/01/2038	52	56
5.000%, 03/01/2039	39	42
5.000%, 02/01/2040	647	700
4.011%, 07/01/2040 (A)	414	438
4.000%, 09/01/2040	159	163
4.000%, 04/01/2043	197	201
4.000%, 06/01/2043	99	102
4.000%, 06/01/2043	99	102
4.000%, 07/01/2043	98	101
4.000%, 07/01/2043	98	101
4.000%, 08/01/2043	99	101
3.500%, 01/01/2041	1,400	1,389
3.500%, 11/01/2042	384	377
3.500%, 01/01/2043	195	192
3.500%, 02/01/2043	98	97
3.500%, 04/01/2043	98	97
3.500%, 05/01/2043	388	386
3.500%, 05/01/2043	990	972
3.500%, 06/01/2043	981	964
3.500%, 07/01/2043	991	974
2.500%, 01/15/2028	1,000	991
FHLMC CMO,
Ser 2005-2990, Cl UZ 5.750%, 06/15/2035	866	936

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO,
Ser 2007-3349, Cl AS, IO 6.333%, 07/15/2037 (A)	$1,335	$181
FHLMC CMO,
Ser 2009-3558, Cl G 4.000%, 08/15/2024	270	278
FHLMC CMO,
Ser 2011-3947, Cl SG, IO 5.783%, 10/15/2041 (A)	856	171
FHLMC CMO,
Ser 2012-274, Cl F1 0.667%, 08/15/2042 (A)	471	469
FHLMC CMO,
Ser 2012-279, Cl F6 0.617%, 09/15/2042 (A)	467	463
FHLMC CMO,
Ser 2012-4013, Cl AI, IO 4.000%, 02/15/2039	612	115
FHLMC CMO,
Ser 2012-4057, Cl UI, IO 3.000%, 05/15/2027	502	59
FHLMC CMO,
Ser 2012-4085, Cl IO, IO 3.000%, 06/15/2027	1,131	163
FHLMC CMO,
Ser 2012-4092, Cl AI, IO 3.000%, 09/15/2031	1,395	220
FHLMC CMO,
Ser 2012-4097, Cl ST, IO 5.883%, 08/15/2042 (A)	91	20
FHLMC CMO,
Ser 2012-4120, Cl SV, IO 5.983%, 10/15/2042 (A)	468	102
FHLMC CMO,
Ser 2012-4136, Cl SQ, IO 5.983%, 11/15/2042 (A)	94	22
FHLMC CMO,
Ser 2012-4147, Cl CS, IO 5.933%, 12/15/2042 (A)	95	22
FHLMC CMO,
Ser 2013-4199, Cl SB, IO 6.033%, 05/15/2040 (A)	193	40
FHLMC CMO,
Ser 2013-4203, Cl PS, IO 6.083%, 09/15/2042 (A)	481	96
FHLMC CMO,
Ser 2013-4219, Cl JA 3.500%, 08/15/2039	980	1,008
FHLMC CMO,
Ser 2013-4231, Cl FB 0.617%, 07/15/2038 (A)	593	593
FHLMC Multifamily Structured
Pass-Through Certificates CMO, Ser K021, Cl X1, IO 1.512%, 06/25/2022 (A)	557	54

New Covenant Funds / Semi-Annual Report / December 31, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured
Pass-Through Certificates CMO, Ser K024, Cl X1, IO 0.903%, 09/25/2022 (A)	$279	$17
FNMA
7.000%, 11/01/2037	5	6
7.000%, 11/01/2037	11	13
7.000%, 12/01/2037	9	10
7.000%, 02/01/2038	14	16
7.000%, 09/01/2038	4	4
7.000%, 11/01/2038	19	21
7.000%, 11/01/2038	12	13
7.000%, 11/01/2038	69	74
7.000%, 11/01/2038	7	8
6.500%, 08/01/2017	130	139
6.500%, 01/01/2038	290	313
6.500%, 05/01/2040	861	961
6.000%, 07/01/2037	167	185
6.000%, 09/01/2037	202	224
6.000%, 11/01/2038	285	315
5.500%, 09/01/2034	855	941
5.500%, 02/01/2035	509	560
5.479%, 06/01/2017	2,106	2,375
5.000%, 01/01/2021	367	393
5.000%, 11/01/2025	236	256
5.000%, 06/01/2035	257	279
5.000%, 02/01/2036	440	477
5.000%, 01/01/2038	2,000	2,172
5.000%, 03/01/2040	301	327
5.000%, 06/01/2040	738	803
5.000%, 06/01/2040	69	75
5.000%, 06/01/2040	549	599
4.601%, 04/01/2020	1,357	1,489
4.530%, 12/01/2019	989	1,086
4.501%, 01/01/2020	752	824
4.500%, 01/01/2038	1,800	1,907
4.377%, 11/01/2019	516	562
4.000%, 06/01/2025	469	497
4.000%, 11/15/2034	1,800	1,853
4.000%, 09/01/2041	715	737
4.000%, 04/01/2042	5,197	5,356
4.000%, 07/01/2042	931	950
4.000%, 05/01/2043	194	200
4.000%, 06/01/2043	99	102
4.000%, 06/01/2043	98	101
4.000%, 06/01/2043	192	198
4.000%, 06/01/2043	96	99
4.000%, 06/01/2043	97	101
4.000%, 07/01/2043	195	201
4.000%, 07/01/2043	96	99
4.000%, 07/01/2043	198	204
4.000%, 08/01/2043	99	101
3.700%, 12/01/2020	343	360
3.687%, 01/01/2021	1,662	1,745

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 12/01/2032	$1,224	$1,228
3.500%, 05/01/2033	489	491
3.500%, 08/01/2033	97	99
3.500%, 10/01/2033	99	100
3.500%, 11/01/2033	99	101
3.500%, 12/01/2033	100	102
3.500%, 10/01/2042	96	94
3.500%, 12/01/2042	193	190
3.500%, 12/01/2042	95	94
3.500%, 12/01/2042	190	187
3.500%, 03/01/2043	1,166	1,149
3.500%, 04/01/2043	683	673
3.500%, 06/01/2043	988	970
3.450%, 11/01/2023	700	697
3.030%, 12/01/2021	725	722
3.000%, 01/16/2026	4,000	4,082
3.000%, 01/15/2043	500	475
2.740%, 06/01/2023	600	571
2.575%, 03/01/2036 (A)	113	120
2.500%, 10/01/2042	1,038	941
2.480%, 06/01/2019	1,000	1,007
2.400%, 12/01/2022	250	235
2.392%, 12/01/2035 (A)	110	117
2.260%, 12/01/2022	1,000	931
1.940%, 07/01/2019	400	403
1.868%, 05/01/2043 (A)	2,299	2,318
0.664%, 11/01/2023 (A)	600	600
0.639%, 12/01/2023	500	501
0.614%, 01/01/2024	1,000	1,000
0.528%, 01/01/2023 (A)	491	492
0.518%, 01/01/2023 (A)	490	489
0.508%, 01/01/2023 (A)	400	401
0.508%, 01/01/2023 (A)	500	501
FNMA CMO,
Ser 1992-1, Cl F
0.965%, 01/25/2022 (A)	219	220
FNMA CMO,
Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	935	1,031
FNMA CMO,
Ser 2004-90, Cl LH
5.000%, 04/25/2034	1,136	1,199
FNMA CMO,
Ser 2005-22, Cl DA
5.500%, 12/25/2034	798	867
FNMA CMO,
Ser 2009-86, Cl CA
4.500%, 09/25/2024	41	41
FNMA CMO,
Ser 2010-100, Cl CS, IO
6.485%, 09/25/2040 (A)	1,387	229
FNMA CMO,
Ser 2011-44, Cl EB
3.000%, 05/25/2026	500	485

8	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO,
Ser 2012-108, Cl F
0.665%, 10/25/2042 (A)	$467	$466
FNMA CMO,
Ser 2012-111, Cl JS, IO
5.935%, 07/25/2040 (A)	650	116
FNMA CMO,
Ser 2012-128, Cl SL, IO
5.985%, 11/25/2042 (A)	95	21
FNMA CMO,
Ser 2012-128, Cl SQ, IO
5.985%, 11/25/2042 (A)	94	21
FNMA CMO,
Ser 2012-134, Cl SK, IO
5.985%, 12/25/2042 (A)	93	20
FNMA CMO,
Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,810	234
FNMA CMO,
Ser 2012-93, Cl SG, IO
5.935%, 09/25/2042 (A)	364	77
FNMA CMO,
Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	1,406	184
FNMA CMO,
Ser 2012-M11, Cl FA
0.673%, 08/25/2019 (A)	309	309
FNMA CMO,
Ser 2013-19, Cl SK, IO
5.985%, 03/25/2043 (A)	96	23
FNMA CMO,
Ser 2013-M7, Cl A2
2.280%, 12/27/2022	219	200
GNMA
5.500%, 02/20/2037	253	280
5.500%, 07/20/2038	142	157
5.500%, 01/15/2039	299	328
5.000%, 12/20/2038	105	110
5.000%, 03/15/2039	338	367
5.000%, 03/20/2039	228	242
5.000%, 07/20/2040	2,716	2,974
4.863%, 06/20/2061	1,637	1,785
4.826%, 06/20/2061	1,373	1,507
4.697%, 09/20/2061	1,376	1,502
4.650%, 12/20/2060	1,362	1,477
4.626%, 07/20/2061	1,479	1,611
4.500%, 07/20/2038	251	268
4.500%, 05/20/2040	1,546	1,658
4.500%, 07/20/2040	2,406	2,580
4.500%, 01/20/2041	857	920
4.500%, 07/20/2041	334	358
4.295%, 07/20/2061	1,303	1,414
4.000%, 01/01/2040	1,500	1,559
3.500%, 01/15/2041	500	504

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 01/15/2041	$1,100	$1,109
2.500%, 02/20/2027	2,380	2,377
GNMA CMO,
Ser 2004-108, Cl AB
4.397%, 12/16/2032 (A)	35	35
GNMA CMO,
Ser 2009-108, Cl WG
4.000%, 09/20/2038	705	750
GNMA CMO,
Ser 2009-31, Cl MA
4.500%, 08/20/2033	88	90
GNMA CMO,
Ser 2009-86, Cl A
3.536%, 09/16/2035	240	244
GNMA CMO,
Ser 2010-48, Cl AC
4.229%, 02/16/2040	57	58
GNMA CMO,
Ser 2010-71, Cl AD
3.489%, 03/16/2039	485	493
GNMA CMO,
Ser 2011-147, Cl A
2.174%, 07/16/2038	1,416	1,429
GNMA CMO,
Ser 2012-22, Cl AB
1.661%, 03/16/2033	1,315	1,316
GNMA CMO,
Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	262	44
GNMA CMO,
Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	231	48
GNMA CMO,
Ser 2012-H18, Cl NA
0.689%, 08/20/2062 (A)	361	360
GNMA CMO,
Ser 2013-H21, Cl FB
0.869%, 09/20/2063 (A)	746	750
NCUA Guaranteed Notes Trust,
Ser 2010-C1, Cl A2
2.900%, 10/29/2020	350	362
NCUA Guaranteed Notes Trust,
Ser 2010-C1, Cl APT
2.650%, 10/29/2020	349	359

		105,697

Non-Agency Mortgage-Backed Obligations — 8.0%
A10 Term Asset Financing,
Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	250	249
American Home Mortgage
Investment Trust,
Ser 2004-4, Cl 1A1
0.505%, 02/25/2045 (A)	357	335

New Covenant Funds / Semi-Annual Report / December 31, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Home Mortgage
Investment Trust,
Ser 2005-1, Cl 7A1
2.349%, 06/25/2045 (A)	$338	$337
Banc of America Commercial
Mortgage Trust,
Ser 2006-5, Cl AM
5.448%, 09/10/2047	240	257
Banc of America Funding,
Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)(C)	168	168
Banc of America Merrill Lynch
Commercial Mortgage,
Ser 2004-3, Cl A5
5.556%, 06/10/2039 (A)	241	242
Banc of America Mortgage Trust,
Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	90	91
Banc of America Mortgage Trust,
Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	131	138
BCAP Trust,
Ser 2012-RR10, Cl 3A1
0.356%, 05/26/2036 (A)(B)	358	336
Bear Stearns ALT-A Trust,
Ser 2004-6, Cl 1A
0.805%, 07/25/2034 (A)	127	120
Bear Stearns ALT-A Trust,
Ser 2004-7, Cl 2A1
2.586%, 08/25/2034 (A)	276	280
Bear Stearns Commercial Mortgage
Securities Trust,
Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	328	344
Bear Stearns Commercial Mortgage
Securities Trust,
Ser 2007-PW16, Cl A4
5.706%, 06/11/2040 (A)	550	617
Bear Stearns Commercial Mortgage
Securities Trust,
Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	110	125
Bear Stearns Commercial Mortgage
Securities Trust,
Ser 2007-PW18, Cl AMA
6.087%, 06/11/2050 (A)	330	371
CD Mortgage Trust,
Ser 2007-CD5, Cl AMA
6.118%, 11/15/2044 (A)	150	167
Citigroup Mortgage Loan Trust,
Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)(C)	104	102
COBALT CMBS Commercial
Mortgage Trust,
Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	70	77

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Pass- Through Certificates, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	$360	$379
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	10	9
Commercial Mortgage Pass- Through Certificates, Ser 2012-MVP, Cl A
2.107%, 11/17/2026 (A)(B)	98	98
Commercial Mortgage Pass- Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	95
Commercial Mortgage Trust, Ser CR12, Cl A4
4.046%, 10/10/2046	170	172
Commercial Mortgage Trust, Ser CR12, Cl AM
4.300%, 10/10/2046	50	50
Commercial Mortgage Trust, Ser CR12, Cl B
4.762%, 10/10/2046 (A)	20	20
Commercial Mortgage Trust, Ser CR12, Cl C
5.086%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046 (A)	220	226
Commercial Mortgage Trust, Ser 2013-CR11
5.340%, 10/10/2046 (B)	43	38
4.715%, 10/10/2046	111	115
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	511	540
CSMC, Ser 2010-11R, Cl A6
1.164%, 06/28/2047 (A)(B)(C)	402	395
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A)(B)	190	189
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	171	171
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	110	107
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	90	91
GMAC Commercial Mortgage Securities Trust, Ser 2004-C2, Cl A4
5.301%, 08/10/2038 (A)	412	416

10	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	$300	$318
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	100	94
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A5
4.040%, 07/10/2046 (A)	40	41
GS Mortgage Securities Trust, Ser 2013-GC16
5.161%, 11/01/2046	90	92
4.653%, 11/01/2046	110	113
4.272%, 11/01/2046	370	379
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
0.835%, 01/25/2035 (A)	689	635
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.265%, 01/25/2035 (A)	1,270	1,131
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.945%, 10/25/2034 (A)	124	116
Impac CMB Trust, Ser 2007-A, Cl M1
0.565%, 05/25/2037 (A)	875	785
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.415%, 04/25/2037 (A)	223	205
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl B
4.887%, 01/15/2047 (A)	30	30
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl AS
4.420%, 11/15/2045	120	123
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl B
4.927%, 11/15/2045	210	215
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl C
5.081%, 11/15/2045 (A)	50	50
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl D
5.081%, 11/15/2045 (A)(B)	100	90
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	10	11
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
2.942%, 02/25/2035 (A)	144	145
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-INN
2.318%, 10/15/2030	170	170

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl A
1.567%, 10/15/2030 (A)(B)	$180	$180
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl C
2.717%, 10/15/2030 (A)(B)	140	140
LB Commercial Mortgage Trust, Ser C3, Cl AM
5.884%, 07/15/2044 (A)	340	377
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	103	112
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.164%, 09/15/2045 (A)	280	320
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	136	140
MASTR Asset Securitization Trust, Ser 2003-11, Cl 8A1
5.500%, 12/25/2033	331	346
MASTR Asset Securitization Trust, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	121	124
MASTR Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	158	174
ML-CFC Commercial Mortgage Trust, Ser 2007-8, Cl A3
5.894%, 08/12/2049 (A)	200	223
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl AS
3.476%, 11/15/2045	40	38
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (A)	120	123
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A4
4.219%, 08/15/2046 (A)	150	154
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	60	56
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	61	57
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	35	39
Morgan Stanley Reremic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	102	102
Morgan Stanley Reremic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	254	256

New Covenant Funds / Semi-Annual Report / December 31, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MortgageIT Trust, Ser 2005-3, Cl A1
0.465%, 08/25/2035 (A)	$694	$642
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	160	160
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	135	135
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043	498	498
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.368%, 08/25/2029 (A)(B)	112	112
NorthStar Mortgage Trust, Ser 2013-1A, Cl A
2.042%, 07/25/2029 (A)(B)	250	250
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	141	141
RALI Trust, Ser 2003-QS13, Cl A5
0.815%, 07/25/2033 (A)	106	99
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	180	182
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	248
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.503%, 12/25/2034 (A)	132	130
Royal Bank of Scotland Group
3.834%, 01/13/2032	430	423
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.467%, 12/20/2034 (A)	385	373
Sequoia Mortgage Trust, Ser 2004-5, Cl A2
0.687%, 06/20/2034 (A)	197	188
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(B)	330	336
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M2
4.610%, 10/25/2057 (A)(B)	200	205
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(B)	123	123
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	294	293
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A)(B)	103	100
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A)(B)	249	245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A)(B)	$412	$412
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.373%, 03/25/2034 (A)	466	466
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.805%, 09/25/2043 (A)	239	230
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	110
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	72
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	120	113
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.792%, 05/10/2063 (A)(B)	490	44
Vendee Mortgage Trust, Ser 2003-2, Cl Z
5.000%, 05/15/2033	747	814
Vericrest Opportunity Loan
Transferee, Ser 2013-1A, Cl A
3.105%, 11/25/2050 (A)(B)(C)	144	144
Vericrest Opportunity Loan
Transferee, Ser 2013-NPL4
4.000%, 11/25/2016	97	97
Vericrest Opportunity Loan
Transferee, Ser 2013-NPL5
3.625%, 04/25/2055	218	218
Vericrest Opportunity Loan
Transferee, Ser 2013-NPL7
3.625%, 11/25/2053	245	244
Wachovia Bank Commercial
Mortgage Trust,
Ser 2004-C12, Cl A4
5.289%, 07/15/2041 (A)	161	163
Wachovia Bank Commercial
Mortgage Trust,
Ser 2007-C30, Cl AM
5.383%, 12/15/2043	70	75
WaMu Mortgage Pass-Through
Certificates Trust,
Ser 2005-AR8, Cl 2A1A
0.455%, 07/25/2045 (A)	376	352
Wells Fargo Commercial Mortgage
Trust, Ser 2013-LC12, Cl A4
4.218%, 07/15/2046 (A)	30	31
Wells Fargo Commercial Mortgage
Trust, Ser 2013-LC12, Cl C
4.304%, 07/15/2046 (A)	210	195

12	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage
Trust, Ser 2012-C7, Cl XA, IO
1.591%, 06/15/2045 (A)(B)	$1,323	$126
WFRBS Commercial Mortgage
Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	151

		24,121

Total Mortgage-Backed Securities (Cost $129,256) ($ Thousands)		129,818

CORPORATE OBLIGATIONS — 21.2%

Consumer Discretionary — 1.7%
21st Century Fox America
9.500%, 07/15/2024	80	105
5.300%, 12/15/2014	510	533
American Honda Finance
2.125%, 10/10/2018	50	50
1.000%, 08/11/2015 (B)	490	492
CBS
7.875%, 09/01/2023	80	94
Daimler Finance North America
2.250%, 07/31/2019 (B)	200	196
Ford Motor Credit
8.125%, 01/15/2020	340	425
5.875%, 08/02/2021	230	261
3.000%, 06/12/2017	200	208
Historic TW
6.625%, 05/15/2029	50	57
Hyundai Capital America
1.625%, 10/02/2015 (B)	180	181
Macy’s Retail Holdings
5.750%, 07/15/2014	510	523
2.875%, 02/15/2023	33	30
NBC Universal Media
2.875%, 01/15/2023	100	93
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	102	99
TCI Communications
8.750%, 08/01/2015	536	603
7.875%, 02/15/2026	240	311
Time Warner
4.750%, 03/29/2021	50	53
Time Warner Cable
8.250%, 02/14/2014	370	373
5.000%, 02/01/2020	350	355
Viacom
4.250%, 09/01/2023	150	150
Walt Disney
0.450%, 12/01/2015	13	13

		5,205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 1.2%
Bunge Finance
8.500%, 06/15/2019	$60	$74
ConAgra Foods
2.100%, 03/15/2018	14	14
1.300%, 01/25/2016	10	10
CVS Caremark
4.125%, 05/15/2021	300	311
Kimberly-Clark
6.125%, 08/01/2017	140	162
Kraft Foods Group
5.375%, 02/10/2020	86	97
3.500%, 06/06/2022	290	282
Kroger
8.000%, 09/15/2029	40	50
3.900%, 10/01/2015	660	695
2.300%, 01/15/2019	260	259
Mondelez International
5.375%, 02/10/2020	184	208
PepsiCo
3.000%, 08/25/2021	290	286
2.750%, 03/05/2022	80	76
2.500%, 05/10/2016	280	291
1.250%, 08/13/2017	52	51
0.700%, 08/13/2015	250	250
Wal-Mart Stores
4.250%, 04/15/2021	210	226
WM Wrigley Jr
2.900%, 10/21/2019 (B)	80	79
2.400%, 10/21/2018 (B)	140	139

		3,560

Energy — 1.7%
Anadarko Holding
7.150%, 05/15/2028	80	93
Anadarko Petroleum
6.375%, 09/15/2017	550	631
5.950%, 09/15/2016	40	45
Apache
3.625%, 02/01/2021	60	62
3.250%, 04/15/2022	333	328
Baker Hughes
3.200%, 08/15/2021	90	89
Cameron International
4.000%, 12/15/2023	10	10
1.600%, 04/30/2015	22	22
Canadian Natural Resources
3.450%, 11/15/2021	60	59
Chevron
3.191%, 06/24/2023	33	32
2.427%, 06/24/2020	55	54

New Covenant Funds / Semi-Annual Report / December 31, 2013	13

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ConocoPhillips
6.000%, 01/15/2020	$230	$270
4.750%, 02/01/2014	43	43
Devon Energy
6.300%, 01/15/2019	320	371
3.250%, 05/15/2022	38	36
1.875%, 05/15/2017	80	81
EOG Resources
2.625%, 03/15/2023	26	24
Halliburton
3.500%, 08/01/2023	107	104
Hess
8.125%, 02/15/2019	200	248
7.875%, 10/01/2029	70	89
Magellan Midstream Partners
4.250%, 02/01/2021	70	72
Marathon Oil
6.000%, 10/01/2017	56	63
0.900%, 11/01/2015	66	66
Nabors Industries
4.625%, 09/15/2021	60	60
National Oilwell Varco
1.350%, 12/01/2017	18	18
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29
Noble Energy
4.150%, 12/15/2021	290	298
Occidental Petroleum
3.125%, 02/15/2022	200	195
2.700%, 02/15/2023	217	199
Petrodrill Five
4.390%, 04/15/2016 (C)	281	292
Petrodrill Four
4.240%, 01/15/2016 (C)	405	415
Schlumberger Norge
3.650%, 12/01/2023	41	41
Spectra Energy Capital
5.650%, 03/01/2020	133	145
Spectra Energy Partners
2.950%, 09/25/2018	23	23
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	92	82
Tosco
7.800%, 01/01/2027	50	66
TransCanada PipeLines
2.500%, 08/01/2022	90	82
Transocean
6.375%, 12/15/2021	60	68
Weatherford International
9.875%, 03/01/2039	40	56
Williams Partners LP
7.250%, 02/01/2017	135	156

		5,117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 9.6%
Allstate
3.150%, 06/15/2023	$28	$27
American Express
2.650%, 12/02/2022	425	394
American International Group
4.125%, 02/15/2024	59	59
American Tower‡
3.500%, 01/31/2023	50	46
American Tower Trust I‡
1.551%, 03/15/2018 (B)	50	49
Arden Realty LP‡
5.250%, 03/01/2015	664	693
Bank of America
7.625%, 06/01/2019	365	453
5.650%, 05/01/2018	10	11
5.625%, 07/01/2020	250	286
5.420%, 03/15/2017	200	220
5.000%, 05/13/2021	360	393
4.100%, 07/24/2023	280	281
2.600%, 01/15/2019	240	241
Bank of Montreal
2.550%, 11/06/2022	145	133
1.400%, 09/11/2017	86	85
Bank of New York Mellon
4.600%, 01/15/2020	136	147
Bank of Nova Scotia
1.375%, 12/18/2017	200	196
Barrick North America Finance
4.400%, 05/30/2021	90	87
BB&T
6.850%, 04/30/2019	240	289
1.600%, 08/15/2017	56	55
Bear Stearns
7.250%, 02/01/2018	140	168
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	148
BlackRock
3.375%, 06/01/2022	58	57
Blackstone Holdings Finance
4.750%, 02/15/2023 (B)	66	68
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
3.375%, 02/15/2023	300	279
Caterpillar Financial Services
2.850%, 06/01/2022	53	51
1.250%, 11/06/2017	43	42
Citigroup
6.125%, 11/21/2017	815	940
6.010%, 01/15/2015	108	114
5.500%, 09/13/2025	196	206
5.375%, 08/09/2020	373	424
4.050%, 07/30/2022	140	138

14	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 05/15/2023	$200	$186
2.250%, 08/07/2015	400	408
CME Group
3.000%, 09/15/2022	80	76
CNA Financial
5.875%, 08/15/2020	332	378
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	320	324
Duke Realty‡
3.875%, 02/15/2021	34	33
ERAC USA Finance
4.500%, 08/16/2021 (B)	80	83
1.400%, 04/15/2016 (B)	22	22
ERP Operating LP‡
5.375%, 08/01/2016	104	115
4.625%, 12/15/2021	104	110
General Electric Capital
6.000%, 08/07/2019	1,629	1,911
2.100%, 12/11/2019	40	39
1.625%, 07/02/2015	184	187
1.000%, 12/11/2015	25	25
Goldman Sachs Group
6.150%, 04/01/2018	320	367
6.000%, 06/15/2020	480	550
5.950%, 01/18/2018	660	750
5.375%, 03/15/2020	320	356
5.350%, 01/15/2016	427	462
HCP‡
4.250%, 11/15/2023	23	22
2.625%, 02/01/2020	145	138
Health Care‡
4.500%, 01/15/2024	77	76
HSBC Finance
6.676%, 01/15/2021	180	207
5.000%, 06/30/2015	264	279
HSBC USA
1.625%, 01/16/2018	250	246
IntercontinentalExchange Group
4.000%, 10/15/2023	53	53
2.500%, 10/15/2018	66	67
International Lease Finance
6.750%, 09/01/2016 (B)	110	123
Invesco Finance
4.000%, 01/30/2024	29	29
Jefferies Group
8.500%, 07/15/2019	136	166
John Deere Capital
2.250%, 04/17/2019	60	60
1.700%, 01/15/2020	49	46
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	46
JPMorgan Chase
3.375%, 05/01/2023	240	224
3.150%, 07/05/2016	100	105
1.100%, 10/15/2015	360	361

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
KeyCorp
5.100%, 03/24/2021	$72	$79
Lincoln National
8.750%, 07/01/2019	35	45
Lloyds Bank
2.300%, 11/27/2018	260	259
MassMutual Global Funding II
2.500%, 10/17/2022 (B)	106	96
Merrill Lynch
6.875%, 04/25/2018	390	462
MetLife
6.750%, 06/01/2016	290	330
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (B)	213	216
1.500%, 01/10/2018 (B)	100	97
Morgan Stanley
6.000%, 05/13/2014	660	673
5.625%, 09/23/2019	200	227
5.500%, 01/26/2020	100	112
5.500%, 07/28/2021	280	313
Nationsbank
10.200%, 07/15/2015	264	297
New York Life Global Funding
0.750%, 07/24/2015 (B)	160	160
Nordea Bank
1.625%, 05/15/2018 (B)	220	215
PNC Bank
6.875%, 04/01/2018	250	296
2.700%, 11/01/2022	260	236
Principal Life Global Funding II
2.250%, 10/15/2018 (B)	127	126
1.000%, 12/11/2015 (B)	37	37
0.868%, 07/09/2014 (A)(B)	48	48
Private Export Funding
4.550%, 05/15/2015	624	660
ProLogis‡
6.875%, 03/15/2020	25	29
Prudential Financial
5.100%, 09/20/2014	490	506
Prudential Holdings
8.695%, 12/18/2023 (B)	540	685
Prudential Insurance of America
8.300%, 07/01/2025 (B)	150	188
Royal Bank of Canada
2.000%, 10/01/2018	949	945
1.200%, 09/19/2017	129	128
Royal Bank of Scotland Group
2.550%, 09/18/2015	180	184
Simon Property Group‡
5.650%, 02/01/2020	80	91
Skandinaviska Enskilda Banken
1.375%, 05/29/2018 (B)	800	779
SLM
3.875%, 09/10/2015	110	114
0.538%, 01/27/2014 (A)	550	549

New Covenant Funds / Semi-Annual Report / December 31, 2013	15

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Standard Chartered Bank
6.400%, 09/26/2017 (B)	$150	$170
State Street
3.700%, 11/20/2023	100	99
3.100%, 05/15/2023	36	34
SunTrust Banks
3.500%, 01/20/2017	70	74
Toronto-Dominion Bank
1.400%, 04/30/2018	77	75
Toyota Motor Credit
1.250%, 10/05/2017	374	367
UBS
5.875%, 12/20/2017	100	115
US Bancorp
4.200%, 05/15/2014	290	294
2.950%, 07/15/2022	120	111
1.950%, 11/15/2018	350	348
Wachovia
5.750%, 02/01/2018	320	369
Wachovia Bank
6.000%, 11/15/2017	500	577
WEA Finance
3.375%, 10/03/2022 (B)	79	75
Wells Fargo
5.625%, 12/11/2017	585	670
4.600%, 04/01/2021	480	526
3.450%, 02/13/2023	120	113
2.150%, 01/15/2019	54	54
1.500%, 01/16/2018	140	139

		28,859

Health Care — 1.6%
AbbVie
2.900%, 11/06/2022	180	168
1.750%, 11/06/2017	399	398
Agilent Technologies
5.000%, 07/15/2020	320	345
Baxter International
5.900%, 09/01/2016	300	338
Celgene
1.900%, 08/15/2017	50	50
Express Scripts Holding
3.500%, 11/15/2016	480	507
Humana
3.150%, 12/01/2022	240	222
Johnson & Johnson
1.200%, 05/15/2014	510	512
Medtronic
3.125%, 03/15/2022	190	184
Novartis Capital
2.400%, 09/21/2022	50	46
Perrigo
4.000%, 11/15/2023 (B)	220	216

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pfizer
3.000%, 06/15/2023	$70	$66
Quest Diagnostics
4.750%, 01/30/2020	40	42
Thermo Fisher Scientific
4.150%, 02/01/2024	66	65
2.400%, 02/01/2019	150	149
1.300%, 02/01/2017	44	44
UnitedHealth Group
4.700%, 02/15/2021	68	74
2.750%, 02/15/2023	17	15
1.875%, 11/15/2016	320	327
1.625%, 03/15/2019	200	193
WellPoint
3.300%, 01/15/2023	36	34
3.125%, 05/15/2022	400	375
2.300%, 07/15/2018	47	47
1.250%, 09/10/2015	50	50
Wyeth
5.450%, 04/01/2017	230	258
Zoetis
3.250%, 02/01/2023	50	47
1.875%, 02/01/2018	85	84

		4,856

Industrials — 1.8%
3M
1.000%, 06/26/2017	60	59
ADT
4.125%, 06/15/2023	100	89
3.500%, 07/15/2022	30	26
American Airlines Pass-Through Trust, Ser 2011-1
5.250%, 01/31/2021	113	120
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	781	843
Canal Barge
4.500%, 11/12/2034 (C)	941	1,016
Caterpillar
1.500%, 06/26/2017	46	46
Continental Airlines Pass-Through Trusts, Ser 1999-1
6.545%, 02/02/2019	37	40
Continental Airlines Pass-Through Trusts, Ser 2012-2
4.000%, 10/29/2024	53	53
CSX
3.700%, 10/30/2020	56	58
CSX Transportation
6.251%, 01/15/2023	738	856
Deere
2.600%, 06/08/2022	48	45

16	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delta Air Lines Pass-Through Trust, Ser 2012-1
4.750%, 05/07/2020	$43	$46
Eaton
2.750%, 11/02/2022	410	385
1.500%, 11/02/2017	133	131
General Electric
2.700%, 10/09/2022	42	39
0.850%, 10/09/2015	100	101
Ingersoll-Rand Global Holding
2.875%, 01/15/2019 (B)	31	30
Koninklijke Philips
3.750%, 03/15/2022	80	80
Matson Navigation
5.337%, 09/04/2028 (C)	700	759
Norfolk Southern
3.850%, 01/15/2024	58	57
Penske Truck Leasing LP
4.875%, 07/11/2022 (B)	72	74
Republic Services
3.550%, 06/01/2022	40	39
Ryder System
3.500%, 06/01/2017	70	73
Union Pacific
5.404%, 07/02/2025	234	253
United Parcel Service
2.450%, 10/01/2022	23	21
United Technologies
3.100%, 06/01/2022	42	41
Waste Management
7.375%, 03/11/2019	40	48

		5,428

Information Technology — 0.4%
Apple
2.400%, 05/03/2023	134	120
0.492%, 05/03/2018 (A)	79	79
Arrow Electronics
3.000%, 03/01/2018	21	21
eBay
2.600%, 07/15/2022	19	18
1.350%, 07/15/2017	44	44
EMC
2.650%, 06/01/2020	115	113
Hewlett-Packard
4.650%, 12/09/2021	46	47
3.750%, 12/01/2020	160	160
International Business Machines
1.625%, 05/15/2020	222	208
Microsoft
3.625%, 12/15/2023	58	58
0.875%, 11/15/2017	15	15

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Oracle
2.500%, 10/15/2022	$121	$111
2.375%, 01/15/2019	61	61
1.200%, 10/15/2017	190	187
Texas Instruments
1.650%, 08/03/2019	26	25
0.450%, 08/03/2015	34	34

		1,301

Materials — 0.7%
Barrick
4.100%, 05/01/2023	210	190
Dow Chemical
8.850%, 09/15/2021	80	102
3.000%, 11/15/2022	71	66
Ecolab
4.350%, 12/08/2021	80	83
1.450%, 12/08/2017	56	55
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	250	238
3.100%, 03/15/2020	60	58
2.375%, 03/15/2018	30	30
2.150%, 03/01/2017	65	66
Mosaic
4.250%, 11/15/2023	71	70
3.750%, 11/15/2021	70	68
Nucor
4.000%, 08/01/2023	27	26
Plains Exploration & Production
6.875%, 02/15/2023	10	11
6.500%, 11/15/2020	40	44
PPG Industries
7.400%, 08/15/2019	80	94
Rio Tinto Finance USA
4.125%, 05/20/2021	550	571
1.625%, 08/21/2017	33	33
Southern Copper
3.500%, 11/08/2022	130	120

		1,963

Telecommunication Services — 0.9%
AT&T
4.450%, 05/15/2021	40	42
3.875%, 08/15/2021	70	71
1.400%, 12/01/2017	205	202
Cellco Partnership
8.500%, 11/15/2018	70	89
COX Communications
3.250%, 12/15/2022 (B)	60	54

New Covenant Funds / Semi-Annual Report / December 31, 2013	17

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DIRECTV Holdings
5.000%, 03/01/2021	$80	$84
Discovery Communications
3.300%, 05/15/2022	96	91
GTE
6.940%, 04/15/2028	120	136
6.840%, 04/15/2018	150	175
Qwest
6.875%, 09/15/2033	90	86
Rogers Communications
4.100%, 10/01/2023	117	117
Thomson Reuters
1.300%, 02/23/2017	61	61
Verizon Communications
6.350%, 04/01/2019	110	129
5.150%, 09/15/2023	660	709
4.500%, 09/15/2020	205	220
3.650%, 09/14/2018	280	296
2.500%, 09/15/2016	43	45
2.450%, 11/01/2022	130	115

		2,722

Utilities — 1.6%
AGL Capital
3.500%, 09/15/2021	70	70
American Electric Power
1.650%, 12/15/2017	10	10
American Water Capital
3.850%, 03/01/2024	60	59
Atmos Energy
8.500%, 03/15/2019	80	102
Baltimore Gas & Electric
2.800%, 08/15/2022	38	35
CenterPoint Energy Houston Electric
2.250%, 08/01/2022	70	63
CMS Energy
8.750%, 06/15/2019	40	51
Consumers Energy
5.650%, 04/15/2020	60	69
Detroit Edison
2.650%, 06/15/2022	21	20
DTE Energy
3.850%, 12/01/2023	21	21
Duke Energy
3.550%, 09/15/2021	170	170
Duke Energy Indiana
3.750%, 07/15/2020	88	91
Duke Energy Progress
2.800%, 05/15/2022	58	55
Entergy Louisiana
6.500%, 09/01/2018	100	117
Exelon
4.900%, 06/15/2015	400	422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FirstEnergy
4.250%, 03/15/2023	$290	$270
2.750%, 03/15/2018	340	334
Hydro-Quebec
8.400%, 01/15/2022	80	104
Kansas City Power & Light
6.375%, 03/01/2018	64	74
MidAmerican Energy Holdings
3.750%, 11/15/2023 (B)	117	114
1.100%, 05/15/2017 (B)	120	119
Nevada Power
6.500%, 08/01/2018	92	109
New Valley Generation I
7.299%, 03/15/2019	941	1,081
NextEra Energy Capital Holdings
3.625%, 06/15/2023	90	84
1.339%, 09/01/2015	13	13
Nisource Finance
3.850%, 02/15/2023	100	96
Pacific Gas & Electric
2.450%, 08/15/2022	26	23
Peco Energy
1.200%, 10/15/2016	50	50
PG&E
5.750%, 04/01/2014	290	294
PPL Capital Funding
4.200%, 06/15/2022	40	40
PSEG Power
5.125%, 04/15/2020	110	120
2.450%, 11/15/2018	44	43
Public Service of New Hampshire
3.500%, 11/01/2023	12	12
Public Service of Oklahoma
5.150%, 12/01/2019	150	166
San Diego Gas & Electric
6.000%, 06/01/2026	56	67
Sempra Energy
6.150%, 06/15/2018	120	138
Wisconsin Electric Power
1.700%, 06/15/2018	100	99
Xcel Energy
0.750%, 05/09/2016	35	35

		4,840

Total Corporate Obligations (Cost $63,081) ($ Thousands)		63,851

ASSET-BACKED SECURITIES — 10.7%

Automotive — 3.0%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	150	150
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	402	402

18	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	$160	$160
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	150	150
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016 (B)	37	37
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	39	39
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	28	28
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	64	64
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	336	336
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	80	80
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	13	13
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.467%, 01/15/2021 (A)(B)	316	316
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	400	401
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.567%, 09/15/2017 (A)(B)	680	680
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	53	53
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	106	106
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	250	251
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	350	351
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.597%, 11/20/2015 (A)	200	200
CarFinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017 (B)	92	92

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarMax Auto Owner Trust, Ser 2013-4, Cl A3
0.800%, 07/16/2018	$46	$46
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	41	41
CarNow Auto Receivables Trust, Ser 2013-1A, Cl A
1.160%, 10/16/2017 (B)	130	130
CPS Auto Trust, Ser 2013-C, Cl A
1.620%, 08/15/2016	260	259
CPS Auto Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	238	238
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	190	190
DT Auto Owner Trust, Ser 2012-2A, Cl A
0.910%, 11/16/2015 (B)	13	13
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017	199	199
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (B)	87	87
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	140	140
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	28	28
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (B)	178	178
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	323	323
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	270	270
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A2
0.400%, 09/15/2015	34	34
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.547%, 01/15/2018 (A)	100	100
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	60	60
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	164	164
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	650	649
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	108	108

New Covenant Funds / Semi-Annual Report / December 31, 2013	19

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A2
0.490%, 06/15/2015	$335	$335
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	260	260
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A2
0.370%, 03/16/2015	36	36
Nissan Auto Lease Trust, Ser 2012- B, Cl A2A
0.450%, 06/15/2015	28	28
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	217	218
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	34	34
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	50	50
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	250	250
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	41	41
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	70	70
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	227	227
USAA Auto Owner Trust, Ser 2012-1, Cl A2
0.380%, 06/15/2015	24	24
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	105	106
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	96	96
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	31	31
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	94	94
World Omni Auto Receivables Trust, Ser 2012-A, Cl A2
0.520%, 06/15/2015	27	27

		9,093

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Card — 1.1%
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.317%, 03/15/2018 (A)	$670	$667
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	400	400
Citibank Credit Card Issuance Trust, Ser 2006-A3, Cl A3
5.300%, 03/15/2018	650	713
Citibank Credit Card Issuance Trust, Ser 2013-A1, Cl A1
0.264%, 04/24/2017 (A)	750	749
Golden Credit Card Trust, Ser 2013-1A, Cl A
0.417%, 02/15/2018 (A)(B)	600	599

		3,128

Home — 1.4%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
0.925%, 09/25/2033 (A)	164	158
Argent Securities, Ser 2004-W5, Cl AV2
1.205%, 04/25/2034 (A)	321	301
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	293	313
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.140%, 12/25/2034 (A)	708	657
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-BO1, Cl M5
1.565%, 10/25/2034 (A)	290	277
Centex Home Equity, Ser 2005-C, Cl AF5
5.050%, 06/25/2035	559	565
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	312
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035 (A)	194	198
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.307%, 07/15/2036 (A)	103	91
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.415%, 10/25/2047 (A)	334	291
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.165%, 07/25/2034 (A)(B)	390	367

20	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.885%, 10/25/2033 (A)(B)	$146	$136
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.815%, 03/25/2035 (A)	430	422
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A2C
1.225%, 12/25/2033 (A)	235	219

		4,307

Other Asset-Backed Securities — 5.2%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.965%, 12/27/2022 (A)(B)	122	123
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.965%, 12/26/2044 (A)(B)	200	199
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	148	149
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.366%, 12/26/2019 (A)	1,487	1,479
CenterPoint Energy Transition Bond, Ser 2005-A, Cl A3
5.090%, 08/01/2015	407	409
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	1,180	1,238
Educational Funding of the South, Ser 2011-1, Cl A2
0.888%, 04/25/2035 (A)	1,160	1,153
Fortress Opportunities, Ser 2013- 1A
3.960%, 10/25/2033	207	207
Fortress Opportunities, Ser 2013-1A
4.210%, 10/25/2018	89	89
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (B)	188	188
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (B)	593	593
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	100	101
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	135	135
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T4, Cl AT4
1.183%, 08/15/2044 (B)	346	346

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.790%, 11/15/2046 (B)	$214	$214
John Deere Owner Trust, Ser 2013-A, Cl A2
0.410%, 09/15/2015	310	310
Long Beach Mortgage Loan Trust, Ser 2003-4, Cl AV1
0.785%, 08/25/2033 (A)	319	287
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	100	99
Nationstar Mortgage Advance Receivable Trust, Ser 2013-T2A, Cl A2
1.679%, 06/20/2046 (B)	150	150
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (B)	94	94
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.398%, 01/25/2037 (A)	85	83
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A)(B)(C)	150	150
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.767%, 08/15/2022 (A)(B)	283	282
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.115%, 09/25/2028 (A)	1,500	1,519
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.915%, 05/26/2026 (A)	550	550
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.388%, 10/25/2029 (A)	480	461
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.358%, 01/25/2027 (A)	160	156
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.325%, 02/27/2017 (A)	523	523
SLM Student Loan Trust, Ser 2004-10, Cl A5B
0.638%, 04/25/2023 (A)(B)	464	464
SLM Student Loan Trust, Ser 2012-6, Cl A2
0.445%, 09/25/2019 (A)	800	797
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.415%, 09/25/2019 (A)	600	596
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	400	399

New Covenant Funds / Semi-Annual Report / December 31, 2013	21

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (B)	$150	$152
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (B)(C)	229	225
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.465%, 05/25/2035 (A)	230	227
Trade Maps, Ser 2013-1A
0.870%, 12/10/2018	760	761
Vericrest Opportunity Loan Transferee, Ser 2013-RLF1, Cl A1
4.213%, 04/25/2052 (B)	119	119
Vericrest Opportunity Loan Transferee, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053 (B)	228	228
Vericrest Opportunity Loan Transferee, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (B)	300	299

		15,554

Total Asset-Backed Securities (Cost $31,831) ($ Thousands)		32,082

FOREIGN BONDS — 4.6%
America Movil
5.500%, 03/01/2014	300	302
3.125%, 07/16/2022	200	185
Bank Nederlandse Gemeenten
1.000%, 11/17/2014	700	704
Barclays Bank
5.125%, 01/08/2020	100	111
BBVA US Senior SAU
4.664%, 10/09/2015	600	631
BHP Billiton Finance USA
6.500%, 04/01/2019	210	252
3.250%, 11/21/2021	140	139
2.050%, 09/30/2018	49	49
BNP Paribas
2.700%, 08/20/2018	300	306
2.375%, 09/14/2017	320	327
BP Capital Markets
3.561%, 11/01/2021	50	50
3.245%, 05/06/2022	380	368
2.241%, 09/26/2018	80	80
1.375%, 11/06/2017	58	57
0.700%, 11/06/2015	200	201
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	263
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.375%, 01/19/2017	310	326
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	319

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ecopetrol
4.250%, 09/18/2018	$140	$148
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	197
HSBC Holdings
4.000%, 03/30/2022	80	82
Hutchison Whampoa International 12 II
3.250%, 11/08/2022	200	183
ING Bank
2.000%, 09/25/2015	200	203
Intesa Sanpaolo
3.125%, 01/15/2016	400	407
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	105
Macquarie Bank
5.000%, 02/22/2017	280	304
2.000%, 08/15/2016	40	41
National Australia Bank
1.250%, 03/08/2018	1,150	1,119
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
Petrobras Global Finance
4.375%, 05/20/2023	36	32
Petrobras International Finance - Pifco
7.875%, 03/15/2019	80	91
5.375%, 01/27/2021	1,160	1,151
Petroleos Mexicanos
4.875%, 01/24/2022	570	586
3.500%, 01/30/2023	260	238
Potash Corp. of Saskatchewan
4.875%, 03/30/2020	64	69
Santander Holdings USA
3.450%, 08/27/2018	180	185
Schlumberger Norge
4.200%, 01/15/2021	20	21
Shell International Finance
4.375%, 03/25/2020	200	219
3.400%, 08/12/2023	70	68
1.125%, 08/21/2017	47	46
Siemens Financieringsmaatschappij
6.125%, 08/17/2026	100	115
Statoil
2.900%, 11/08/2020	15	15
2.650%, 01/15/2024	64	58
1.200%, 01/17/2018	56	54
1.150%, 05/15/2018	60	58
Talisman Energy
7.750%, 06/01/2019	70	84
Telefonica Emisiones SAU
5.877%, 07/15/2019	80	89
5.462%, 02/16/2021	80	85
5.134%, 04/27/2020	80	85

22	New Covenant Funds / Semi-Annual Report / December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Temasek Financial I
2.375%, 01/23/2023	$250	$225
Teva Pharmaceutical Finance IV
3.650%, 11/10/2021	100	98
Total Capital
4.250%, 12/15/2021	56	59
Total Capital International
3.700%, 01/15/2024	42	42
1.550%, 06/28/2017	33	33
0.750%, 01/25/2016	11	11
UBS
0.750%, 03/24/2016	900	905
Vale Overseas
4.375%, 01/11/2022	915	889
Westpac Banking
4.200%, 02/27/2015	205	214
Xstrata Finance Canada
5.800%, 11/15/2016	40	44
2.700%, 10/25/2017	190	192
2.050%, 10/23/2015	180	182

Total Foreign Bonds (Cost $13,949) ($ Thousands)		13,737

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
FHLMC
2.375%, 01/13/2022	1,090	1,042
1.250%, 10/02/2019	70	66
0.617%, 08/15/2039 (A)	443	444
FICO STRIPS, PO
0.000%, 05/11/2018 (D)	340	314
FNMA
2.021%, 10/09/2019 (D)	1,190	1,012
0.120%, 02/24/2014	210	210
GNMA
1.650%, 02/20/2063	500	486
0.669%, 01/20/2063 (A)	487	485
0.569%, 03/20/2063 (A)	1,235	1,222
0.519%, 12/20/2062 (A)	1,430	1,412
Resolution Funding Corp. STRIPS
1.623%, 07/15/2020 (D)	970	809
1.368%, 10/15/2019 (D)	760	660
Tennessee Valley Authority
3.875%, 02/15/2021	790	834
1.750%, 10/15/2018	98	97

Total U.S. Government Agency Obligations (Cost $9,420) ($ Thousands)		9,093

SOVEREIGN DEBT — 1.2%
African Development Bank
8.800%, 09/01/2019	80	103
Indonesia Government International Bond
3.750%, 04/25/2022	370	332

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mexico Government International Bond
4.000%, 10/02/2023	$116	$115
Province of Ontario Canada
4.400%, 04/14/2020	840	922
1.100%, 10/25/2017	500	494
0.950%, 05/26/2015	160	161
Province of Quebec Canada
2.625%, 02/13/2023	500	459
Russian Foreign Bond
7.500%, 03/31/2030	319	372
South Africa Government International Bond
5.875%, 09/16/2025	360	375
Turkey Government International Bond
7.000%, 03/11/2019	350	383

Total Sovereign Debt (Cost $3,837) ($ Thousands)		3,716

MUNICIPAL BONDS — 0.1%
California State, GO
5.000%, 09/01/2023	80	92
Connecticut State, Ser C, GO
5.000%, 07/15/2024	30	34
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	28
New York City, Ser J, GO
5.000%, 08/01/2025	30	34
New York State, Dormitory Authority, RB
5.000%, 12/15/2026	20	22
5.000%, 12/15/2027	30	33
New York State, Urban Development Authority, RB
5.000%, 03/15/2027	100	110

Total Municipal Bonds (Cost $350) ($ Thousands)		353

U.S. TREASURY OBLIGATIONS — 15.7%
U.S. Treasury Bonds
8.750%, 05/15/2020	1,201	1,676
4.750%, 02/15/2037	100	115
U.S. Treasury Inflation-Protected Securities
2.000%, 07/15/2014	1,165	1,190
1.250%, 04/15/2014	2,274	2,289
0.500%, 04/15/2015	949	970
0.375%, 07/15/2023	1,796	1,733
U.S. Treasury Notes
4.500%, 02/15/2016	2,001	2,174
4.500%, 05/15/2017	1,000	1,116
3.625%, 02/15/2021	400	432
3.500%, 02/15/2018	150	163
3.500%, 05/15/2020	400	432

New Covenant Funds / Semi-Annual Report / December 31, 2013	23

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Concluded)

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.125%, 04/30/2017	$800	$856
3.125%, 05/15/2021	500	521
2.750%, 11/15/2023	120	117
2.625%, 08/15/2020	200	204
2.625%, 11/15/2020	100	102
2.500%, 08/15/2023	480	461
2.125%, 08/31/2020	2,560	2,527
2.125%, 08/15/2021	500	484
2.000%, 04/30/2016	2,000	2,069
1.875%, 04/30/2014	160	161
1.875%, 06/30/2020	3,320	3,239
1.750%, 03/31/2014	2,000	2,008
1.750%, 05/31/2016	1,000	1,029
1.750%, 05/15/2022	1,000	925
1.750%, 05/15/2023	850	766
1.500%, 08/31/2018	760	756
1.375%, 05/31/2020	3,120	2,957
1.250%, 02/15/2014	2,000	2,003
0.750%, 06/30/2017	1,200	1,187
0.250%, 02/28/2014	2,700	2,701
0.250%, 10/31/2015	40	40
U.S. Treasury STRIPS (D)
3.278%, 11/15/2027	90	53
3.196%, 08/15/2027	60	36
2.823%, 02/15/2023	300	227
2.569%, 11/15/2021	1,750	1,406
2.358%, 08/15/2021	2,300	1,868
1.644%, 05/15/2021	880	723
1.514%, 02/15/2021	1,135	944
1.214%, 02/15/2020	1,601	1,397
1.083%, 08/15/2020	801	683
1.065%, 11/15/2019	801	706
0.868%, 05/15/2018	400	374
0.796%, 05/15/2020	345	298
0.661%, 08/15/2016	1,251	1,230

Total U.S. Treasury Obligations (Cost $48,333) ($ Thousands)		47,348

REPURCHASE AGREEMENT — 4.0%
Barclays Capital 0.010%, dated 12/31/2013, to berepurchased on 01/02/2014, repurchase price $12,000,007 (collateralized by a U.S. Treasury Notes, 2.000%, 04/30/2016, par value $11,798,000; with total market value $12,240,000)	12,000	12,000

Total Repurchase Agreement (Cost $12,000) ($ Thousands)		12,000

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENTS — 1.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†*	5,253,429	$5,253

Total Cash Equivalents (Cost $5,253) ($ Thousands)		5,253

Total Investments — 105.5% (Cost $317,310) ($ Thousands)		$317,251

The open futures contracts held by the Fund at December 31, 2013 are as follows:

Type of Contract	Number Of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	43	Dec-2014	$7
U.S. 10-Year Treasury Note	(27)	Mar-2014	58
U.S. 2-Year Treasury Note	63	Mar-2014	(31)
U.S. 5-Year Treasury Note	49	Mar-2014	(78)
U.S. Long Treasury Bond	3	Mar-2014	(1)

			$(45)

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

The futures contracts are both considered to have interest rate riskassociated with them.

Percentages are based on a Net Assets of $300,746 ($ Thousands).

‡	Real Estate Investment Trust

*	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security (see Note 3).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered illiquid. The total value of such securities as of December 31, 2013 was 3,666 ($ Thousands) and represented 1.22% of Net Assets.

(D)	The rate reported is the effective yield at time of purchase.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FICO — Financing Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

LP — Limited Partnership

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

24	New Covenant Funds / Semi-Annual Report / December 31, 2013

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$129,818	$—	$129,818
Corporate Obligations	—	63,851	—	63,851
Asset-Backed Securities	—	32,082	—	32,082
Foreign Bonds	—	13,737	—	13,737
U.S. Government Agency Obligations	—	9,093	—	9,093
Sovereign Debt	—	3,716	—	3,716
Municipal Bonds	—	353	—	353
U.S. Treasury Obligations	—	47,348	—	47,348
Repurchase Agreement	—	12,000	—	12,000
Cash Equivalents	5,253	—	—	5,253

Total Investments in Securities	$5,253	$311,998	$—	$317,251

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$65	$—	$—	$65
Unrealized Depreciation	(110)	—	—	(110)

Total Other Financial Instruments	$45	$—	$—	$45

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2013	25

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.1%
New Covenant Growth Fund†	4,377,932	$181,640
New Covenant Income Fund†	4,926,353	111,730

Total Investment Companies (Cost $233,419) ($ Thousands)		293,370

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†*	494,651	495

Total Cash Equivalent (Cost $495) ($ Thousands)		495

Total Investments — 99.3% (Cost $233,914) ($ Thousands)		$293,865

Percentages are based on a Net Assets of $295,905 ($ Thousands).

*	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security (see Note 3).

Cl — Class

As of December 31, 2013, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	New Covenant Funds / Semi-Annual Report / December 31, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.3%
New Covenant Growth Fund†	732,437	$30,389
New Covenant Income Fund†	2,359,264	53,508

Total Investment Companies (Cost $73,169) ($ Thousands)		83,897

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†*	267,792	268

Total Cash Equivalent (Cost $268) ($ Thousands)		268

Total Investments — 99.6% (Cost $73,437) ($ Thousands)		$84,165

Percentages are based on a Net Assets of $84,519 ($ Thousands).

*	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security (see Note 3).

Cl — Class

As of December 31, 2013, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2013	27

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

December 31, 2013

	Growth Fund		Income Fund	Balanced Growth Fund		Balanced Income Fund
ASSETS:
Investments, at value†	$408,352		$311,998	$—		$—
Affiliated investments, at value††	3,687		5,253	293,865		84,165
Cash	—		1,079	2,040		363
Cash pledged as collateral for futures contracts	—		142	—		—
Receivable for investment securities sold	—		4,770	—		—
Dividends and interest receivable	409		1,510	159		77
Receivable for fund shares sold	296		67	22		6
Foreign tax reclaim receivable	180		—	—		—
Receivable for variation margin	16		5	—		—
Prepaid expenses	20		16	16		5
Total Assets	412,960		324,840	296,102		84,616
LIABILITIES:
Payable for investment securities purchased	—		23,389	—		—
Investment advisory fees payable	169		61	—		—
Administration fees payable	69		51	18		10
Social witness and licensing fees payable	49		37	—		—
Shareholder servicing fees payable	34		26	—		—
Trustees’ fees payable	23		18	17		5
Income distribution payable	—		382	—		—
Payable for fund shares redeemed	—		—	78		55
Payable for variation margin	—		7	—		—
Accrued expense payable	130		123	84		27
Total Liabilities	474		24,094	197		97
Net Assets	$412,486		$300,746	$295,905		$84,519
† Cost of investments	$316,820		$312,057	$—		$—
†† Cost of affiliated investments	3,687		5,253	233,914		73,437
NET ASSETS:
Paid-in Capital — (unlimited authorization — par value $0.001)	$315,896		$358,672	$243,853		$73,738
Distributions in excess of net investment income	(399)		(2)	—		(2)
Accumulated net realized gain (loss) on investments, affiliated investments, capital gain distributions received from affiliated funds, written and purchased options, futures contracts and foreign currency transactions	5,282		(57,820)	(7,899)		55
Net unrealized appreciation (depreciation) on investments, affiliated investments and written and purchased options	91,532		(59)	59,951		10,728
Net unrealized appreciation (depreciation) on futures contracts	172		(45)	—		—
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	3		—	—		—
Net Assets	$412,486		$300,746	$295,905		$84,519
Net Asset Value, Offering and Redemption Price Per Share	$41.49		$22.68	$98.00		$20.90
	(412,485,806/ 9,942,895 shares	)	(300,746,429/ 13,260,399 shares )	(295,905,042/ 3,019,431 shares	)	(84,519,037/ 4,044,420 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds / Semi-Annual Report / December 31, 2013

Statements of Operations ($ Thousands) (Unaudited)

For the six month period ended December 31, 2013

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$2,921	$—	$—	$—
Dividend income from affiliated registeredinvestment company	—	—	3,339	864
Interest income	1	3,555	—	—
Less: foreign taxes withheld	(63)	(3)	—	—
	2,859	3,552	3,339	864
Expenses:
Investment advisory fees	1,229	629	—	—
Administration fees	396	300	287	84
Shareholder servicing fees	198	150	—	—
Social witness and licensing fees	297	225	—	—
Trustee fees	11	8	8	2
Chief compliance officer fees	1	1	1	—
Transfer agent fees	49	40	37	11
Professional fees	34	25	24	8
Printing fees	25	19	18	5
Registration fees	16	12	10	3
Custodian fees	12	6	5	2
Other expenses	24	56	6	2
Total Expenses	2,292	1,471	396	117
Less:
Waiver of investment advisory fees	(261)	(264)	—	—
Waiver of administration fees	—	—	(188)	(31)
Net Expenses	2,031	1,207	208	86
Net Investment Income	828	2,345	3,131	778
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	22,680	(232)	—	—
Affiliated investments	—	—	1,324	(4)
Capital gain distributions received from affiliated fund	—	—	8,811	1,493
Written and purchased options	—	31	—	—
Futures contracts	577	451	—	—
Foreign currency transactions	12	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	39,321	(833)	—	—
Affiliated investments	—	—	14,946	2,675
Written and purchased options	—	—	—	—
Futures contracts	194	(363)	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currencies	12	—	—	—
Net Increase in Net Assets Resulting from Operations	$63,624	$1,399	$28,212	$4,942

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2013	29

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2013 (Unaudited) and the year ended June 30, 2013

	Growth Fund			Income Fund
	07/01/13 to 12/31/13	07/01/12 to 06/30/13		07/01/13 to 12/31/13	07/01/12 to 06/30/13
Operations:
Net Investment Income	$828	$3,491		$2,345	$3,847
Net Realized Gain from Investments, Affiliated Investments, Written and Purchased Options and Futures Contracts	23,257	80,404	(2)	250	3,849	(2)
Net Realized Gain (Loss) on Foreign Currency Transactions	12	(4)		—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written and Purchased Options and Futures Contracts	39,515	(4,865)		(1,196)	(8,264)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	12	(19)		—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	63,624	79,007		1,399	(568)
Dividends and Distributions From:
Net Investment Income	(1,436)	(5,361)		(2,564)	(5,268)
Net Realized Gains	(20,063)	—		—	—
Total Dividends and Distributions	(21,499)	(5,361)		(2,564)	(5,268)
Capital Share Transactions:
Proceeds from Shares Issued	7,100	19,080		21,403	37,011
Reinvestment of Dividends & Distributions	19,271	709		293	649
Cost of Shares Redeemed	(25,143)	(376,613	)(1)	(11,454)	(115,025	)(1)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,228	(356,824)		10,242	(77,365)
Net Increase (Decrease) in Net Assets	43,353	(283,178)		9,077	(83,201)
Net Assets:
Beginning of Period	369,133	652,311		291,669	374,870
End of Period	$412,486	$369,133		$300,746	$291,669
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(399)	$209		$(2)	$217
Share Transactions:
Shares Issued	179	551		944	1,585
Shares Issued in Lieu of Dividends and Distributions	484	21		13	28
Shares Redeemed	(623)	(10,906)		(504)	(4,906)
Increase (Decrease) in Net Assets Derived from Share Transactions	40	(10,334)		453	(3,293)

(1)	Includes redemptions as a result of an in-kind transfer of securities (see Note 8).
(2)	Includes realized gains from an in-kind transfer of securities (see Note 8).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	New Covenant Funds / Semi-Annual Report / December 31, 2013

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2013 (Unaudited) and the year ended June 30, 2013

	Balanced Growth Fund		Balanced Income Fund
	07/01/13 to 12/31/13	07/01/12 to 06/30/13	07/01/13 to 12/31/13	07/01/12 to 06/30/13
Operations:
Net Investment Income	$3,131	$3,321	$778	$1,067
Net Realized Gain from Affiliated Investments	1,324	10,708	(4)	3,357
Capital Gains Distributions Received from Affiliated Funds	8,811	—	1,493	—
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	14,946	10,872	2,675	(142)
Net Increase in Net Assets Resulting from Operations	28,212	24,901	4,942	4,282
Dividends and Distributions From:
Net Investment Income	(3,147)	(3,744)	(782)	(1,330)
Net Realized Gains	—	—	(338)	—
Total Dividends and Distributions	(3,147)	(3,744)	(1,120)	(1,330)
Capital Share Transactions:
Proceeds from Shares Issued	11,306	13,766	4,605	4,966
Reinvestment of Dividends & Distributions	2,495	2,954	822	832
Cost of Shares Redeemed	(14,479)	(24,858)	(6,548)	(12,534)
Decrease in Net Assets Derived from Capital Share Transactions	(678)	(8,138)	(1,121)	(6,736)
Net Increase (Decrease) in Net Assets	24,387	13,019	2,701	(3,784)
Net Assets:
Beginning of Period	271,518	258,499	81,818	85,602
End of Period	$295,905	$271,518	$84,519	$81,818
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$—	$16	$(2)	$2
Share Transactions:
Shares Issued	119	157	222	251
Shares Issued in Lieu of Dividends and Distributions	25	34	40	42
Shares Redeemed	(152)	(283)	(318)	(639)
Decrease in Net Assets Derived from Share Transactions	(8)	(92)	(56)	(346)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2013	31

Financial Highlights

For the six month period ended December 31, 2013 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Growth Fund
	2013(2)	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$37.28	$32.23	$32.53		$25.11	$22.68	$31.95
INVESTMENT ACTIVITIES:
Net investment income	0.08 (1)	0.28 (1)	0.31	(1)	0.24	0.21	0.29
Net realized and unrealized gains(losses) on securities and foreign currency transactions	6.40 (1)	5.20 (1)	(0.38	)(1)	7.41	2.43	(9.29)
Total from investment activities	6.48	5.48	(0.07)		7.65	2.64	(9.00)
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.43)	(0.23)		(0.23)	(0.18)	(0.25)
Net realized gains	(2.12)	—	—		—	—	—
Tax return of capital	—	—	—		—	(0.03)	(0.02)
Total dividends and distributions	(2.27)	(0.43)	(0.23)		(0.23)	(0.21)	(0.27)
Net Asset Value, End of Period	$41.49	$37.28	$32.23		$32.53	$25.11	$22.68
Total Return†	17.64%	17.11%	(0.15)%		30.54%	11.54%	(28.16)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ Thousands)	$412,486	$369,133	$652,311		$721,633	$624,923	$598,209
Ratio of net expenses to average net assets	1.02%	0.99%	0.97%		1.08%	1.19%	1.12%
Ratio of expenses to average net assets, excluding waivers	1.15%	1.15%	1.03%		1.12%	1.29%	1.30%
Ratio of net investment income to average net assets	0.42%	0.81%	1.01%		0.78%	0.68%	1.15%
Portfolio turnover rate	37%	47%	83%		44%	81%	94%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2013. All ratios have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	New Covenant Funds / Semi-Annual Report / December 31, 2013

Financial Highlights

For the six month period ended December 31, 2013 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Income Fund
	2013(2)		2013		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.77		$23.28		$22.85	$22.57	$20.93	$23.73
INVESTMENT ACTIVITIES:
Net investment income	0.18	(1)	0.29	(1)	0.60 (1)	0.62	0.81	1.11
Net realized and unrealized gains (losses) on securities	(0.07	)(1)	(0.41	)(1)	0.62 (1)	0.27	1.62	(2.79)
Total from investment activities	0.11		(0.12)		1.22	0.89	2.43	(1.68)
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.39)		(0.79)	(0.61)	(0.79)	(1.12)
Total dividends and distributions	(0.20)		(0.39)		(0.79)	(0.61)	(0.79)	(1.12)
Net Asset Value, End of Period	$22.68		$22.77		$23.28	$22.85	$22.57	$20.93
Total Return†	0.47%		(0.55)%		5.45%	4.00%	11.72%	(6.90)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ Thousands)	$300,746		$291,669		$374,870	$455,136	$401,736	$373,446
Ratio of net expenses to average net assets	0.80%		0.77%		0.75%	0.83%	0.87%	0.86%
Ratio of expenses to average net assets, excluding waivers.	0.97%		0.95%		0.81%	0.89%	1.03%	1.02%
Ratio of net investment income to average net assets	1.57%		1.23%		2.60%	2.76%	3.68%	5.15%
Portfolio turnover rate	97%		295%		95%	38%	76%	230%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2013. All ratios have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2013	33

Financial Highlights

For the six month period ended December 31, 2013 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Balanced Growth Fund
	2013(2)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$89.69	$82.87	$82.33	$69.47	$63.31	$82.49
INVESTMENT ACTIVITIES:
Net investment income	1.04 (1)	1.08 (1)	1.25 (1)	0.99	1.11	1.70
Net realized and unrealized gains (losses) on securities	8.32 (1)	6.96 (1)	0.41 (1)	12.86	6.16	(18.25)
Total from investment activities	9.36	8.04	1.66	13.85	7.27	(16.55)
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(1.05)	(1.22)	(1.12)	(0.99)	(1.06)	(1.69)
Net realized gains	—	—	—	—	—	(0.93)
Tax return of capital	—	—	—	— (3)	(0.05)	(0.01)
Total dividends and distributions	(1.05)	(1.22)	(1.12)	(0.99)	(1.11)	(2.63)
Net Asset Value, End of Period	$98.00	$89.69	$82.87	$82.33	$69.47	$63.31
Total Return†	10.45%	9.77%	2.07%	19.99%	11.43%	(19.96)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ Thousands)	$295,905	$271,518	$258,499	$271,314	$237,504	$221,070
Ratio of net expenses to average net assets*	0.14%	0.14%	0.14%	0.18%	0.23%	0.13%
Ratio of expenses to average net assets, excluding waivers*	0.27%	0.27%	0.17%	0.26%	0.40%	0.37%
Ratio of net investment income to average net assets	2.18%	1.24%	1.55%	1.25%	1.56%	2.56%
Portfolio turnover rate	2%	7%	9%	8%	7%	7%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	These expense ratios do not include expenses of the underlying affiliated investment companies.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2013. All ratios have been annualized.
(3)	Less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	New Covenant Funds / Semi-Annual Report / December 31, 2013

Financial Highlights

For the six month period ended December 31, 2013 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Balanced Income Fund
	2013(2)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$19.95	$19.25	$18.97	$17.06	$15.66	$19.01
INVESTMENT ACTIVITIES:
Net investment income	0.19 (1)	0.26 (1)	0.41 (1)	0.31	0.38	0.56
Net realized and unrealized gains (losses) on securities	1.03 (1)	0.76 (1)	0.22 (1)	1.91	1.39	(3.35)
Total from investment activities	1.22	1.02	0.63	2.22	1.77	(2.79)
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.32)	(0.35)	(0.31)	(0.36)	(0.55)
Net realized gains	(0.08)	—	—	—	—	—
Tax return of capital	—	—	—	— (3)	(0.01)	(0.01)
Total dividends and distributions	(0.27)	(0.32)	(0.35)	(0.31)	(0.37)	(0.56)
Net Asset Value, End of Period	$20.90	$19.95	$19.25	$18.97	$17.06	$15.66
Total Return†	6.16%	5.34%	3.42%	13.07%	11.31%	(14.60)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ Thousands)	$84,519	$81,818	$85,602	$92,131	$85,037	$78,665
Ratio of net expenses to average net assets*	0.20%	0.20%	0.18%	0.22%	0.24%	0.16%
Ratio of expenses to average net assets, excluding waivers*	0.27%	0.27%	0.20%	0.30%	0.40%	0.40%
Ratio of net investment income to average net assets	1.85%	1.30%	2.18%	1.65%	2.17%	3.47%
Portfolio turnover rate	5%	7%	9%	8%	7%	10%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	These expense ratios do not include expenses of the underlying affiliated investment companies.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2013. All ratios have been annualized.
(3)	Less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2013	35

Notes to Financial Statements (Unaudited)

December 31, 2013

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities

36	New Covenant Funds / Semi-Annual Report / December 31, 2013

that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the year ended December 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended December 31, 2013, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedule of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

New Covenant Funds / Semi-Annual Report / December 31, 2013	37

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2013

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2013, if applicable.

Options Writing/Purchasing— To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments— To the extent consistent with its investment objective and strategies, the Growth Fund and Income Funds may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

38	New Covenant Funds / Semi-Annual Report / December 31, 2013

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. Under the terms of the Administration Agreement, the Administrator is entitled to a fee of 0.20% of each Fund’s average daily net assets. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, the voluntary expense limitations are 0.14% and 0.20% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated at any time.

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the

New Covenant Funds / Semi-Annual Report / December 31, 2013	39

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2013

Funds and receives an annual advisory fee of 0.62% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Effective October 1, 2012 the voluntary expense limitations are 1.02% and 0.80% for the Growth Fund and Income Fund, respectively. Prior to October 1, 2012 the voluntary expense limitations were 0.92% and 0.70% for the Growth Fund and Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following are the sub-advisers for the Growth Fund: Baillie Gifford Overseas Limited., Brandywine Global Investment Management, LLC, Parametric Portfolio Associates, Sustainable Growth Advisers, LP, Waddell & Reed Investment Management Company, and WestEnd Advisors LLC.

The following are the sub-advisers for the Income Fund: J.P. Morgan Investment Management Inc., Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement — The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

40	New Covenant Funds / Semi-Annual Report / December 31, 2013

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the six month period ended December 31, 2013, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateraldue from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents by derivative type the Funds’ derivatives net of the related collateral posted for the benefit of the Funds at December 31, 2013:

Portfolio	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral
Growth Fund	Variation margin Futures contracts	$16	$—	$16	$901	$917
Income Fund	Variation margin Futures contracts	5	(7)	(2)	142	140

Written options transactions entered into during the year ended December 31, 2013, if applicable are summarized as follows:

	Income Fund
	Number of Contracts	Premiums ($ Thousands)
Balance at beginning of period	(16)	$(5)
Written	(351)	(78)
Expired	145	27
Closing buys	222	56
Balance at end of period	—	$—

New Covenant Funds / Semi-Annual Report / December 31, 2013	41

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2013

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the six-month period ended December 31, 2013, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Sales (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Purchases of U.S. Government Securities ($ Thousands)	Sales of U.S. Government Securities ($Thousands)
Growth Fund	$141,153	$159,854	$—	$—
Income Fund	23,659	14,585	249,119	254,571
Balanced Growth Fund	13,461	6,601	—	—
Balanced Income Fund	3,987	3,996	—	—

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years ended June 30, were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Return of Capital ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2013	$5,361	$—	$5,361	$—	$5,361
	2012	5,067	—	5,067	—	5,067
Income Fund	2013	5,268	—	5,268	—	5,268
	2012	15,213	—	15,213	—	15,213
Balanced Growth Fund	2013	3,744	—	3,744	—	3,744
	2012	3,583	—	3,583	—	3,583
Balanced Income Fund	2013	1,330	—	1,330	—	1,330
	2012	1,626	—	1,626	—	1,626

As of June 30, 2013, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gains ($ Thousands)	Post-October Losses ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$200	$3,245	$—	$—	$50,996	$24	$54,465
Income Fund	625	—	(676)	(56,962)	984	(732)	(56,761)
Balanced Growth Fund	16	—	—	(8,223)	35,194	—	26,987
Balanced Income Fund	2	74	—	—	6,883	—	6,959

Post-October losses represent losses realized on investment transactions from November 1, 2012 through June 30, 2013 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010, may be carried forward for a maximum period of eight years and applied against future net realized gains. At June 30, 2013, the breakdown of capital loss carryforwards was as follow:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands) June 30, 2013
Income Fund	$(291)	$(56,671)	$—	$(56,962)
Balanced Growth Fund	—	(5,125)	(3,098)	(8,223)

42	New Covenant Funds / Semi-Annual Report / December 31, 2013

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the fiscal year ended June 30, 2013, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Growth Fund	$19,928
Income Fund	1,287
Balanced Growth Fund	9,877
Balanced Income Fund	3,089

For Federal income tax purposes, the cost of securities owned at December 31, 2013, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on total investments, held by the Funds at December 31, 2013, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$320,507	$94,685	$(3,153)	$91,532
Income Fund	317,310	4,464	(4,523)	(59)
Balanced Growth Fund	233,914	64,974	(5,023)	59,951
Balanced Income Fund	73,437	13,713	(2,985)	10,728

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Growth Fund concentrates its investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available

New Covenant Funds / Semi-Annual Report / December 31, 2013	43

Notes to Financial Statements (Unaudited) (Concluded)

December 31, 2013

from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. IN-KIND TRANSFER OF SECURITIES

During the year ended June 30, 2013, the Growth Fund redeemed shares of beneficial interest in the form of securities and cash totaling $326,398 ($ Thousands). These securities were transferred at their current value on the date of such transactions.

Date of Transfer	Shares Redeemed (Thousands)	Value of Investment Securities ($ Thousands)	Gains ($ Thousands)	Cash ($ Thousands)
09/25/12	9,472	$309,299	$57,120	$17,099

During the year ended June 30, 2013, the Income Fund redeemed shares of beneficial interest in the form of securities and cash totaling $78,475 ($ Thousands). These securities were transferred at their current value on the date of such transactions.

Date of Transfer	Shares Redeemed (Thousands)	Value of Investment Securities ($ Thousands)	Gains ($ Thousands)	Cash ($ Thousands)
09/25/12	3,342	$69,860	$2,278	$8,615

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2013.

44	New Covenant Funds / Semi-Annual Report / December 31, 2013

Disclosure of Fund Expenses

December 31, 2013

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,176.40	1.02%	$5.60
Hypothetical 5% Return	$1,000.00	$1,020.06	1.02%	$5.19
Income Fund
Actual Fund Return	$1,000.00	$1,004.70	0.80%	$4.04
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
Balanced Growth Fund**
Actual Fund Return	$1,000.00	$1,104.50	0.14%	$0.74
Hypothetical 5% Return	$1,000.00	$1,024.50	0.14%	$0.71
Balanced Income Fund**
Actual Fund Return	$1,000.00	$1,061.60	0.20%	$1.04
Hypothetical 5% Return	$1,000.00	$1,024.20	0.20%	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

**	The expense ratio does not include the expenses of the underlying affiliated investment companies.

New Covenant Funds / Semi-Annual Report / December 31, 2013	45

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of certain of the Funds’ assets. With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers compared with the fees each charge to comparable mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party); (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party).

46	New Covenant Funds / Semi-Annual Report / December 31, 2013

At the March 26 – 27, 2013, September 10 – 11, 2013 and December 10 – 11, 2013 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•

the Funds’ investment performance and how it compared to that of other comparable mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party);

•

the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party);

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria including the fact that for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups including the fact that for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees for the applicable Funds were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

New Covenant Funds / Semi-Annual Report / December 31, 2013	47

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

48	New Covenant Funds / Semi-Annual Report / December 31, 2013

NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

NCF-F-004

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments

(a)	The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert. A Nesher
Robert A. Nesher
President & CEO

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert. A Nesher
Robert A. Nesher
President & CEO

Date: March 10, 2014

By	/s/ Peter A. Rodriquez
Peter A. Rodriguez
Controller & CFO

Date: March 10, 2014